Property and Equipment (Details Narrative) (10K) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,657	$ 6,679	$ 13,082	$ 16,618